Restructuring and Related Charges (Schedule of Net Restructuring and Related Charges) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 26, 2014	Sep. 27, 2013	Sep. 28, 2012
Restructuring Cost and Reserve [Line Items]
Total restructuring and related charges	$ 129.1	$ 35.8	$ 19.2
Less: non-cash charges, including impairments and accelerated share based compensation expense	(61.3)	(2.6)	(6.2)
Total charges expected to be settled in cash	67.8	33.2	13.0
2013 Mallinckrodt program
Restructuring Cost and Reserve [Line Items]
Total restructuring and related charges	74.5	14.9	0
Acquisition programs
Restructuring Cost and Reserve [Line Items]
Total restructuring and related charges	56.4	0	0
Other programs
Restructuring Cost and Reserve [Line Items]
Total restructuring and related charges	$ (1.8)	$ 20.9	$ 19.2